Acquisition (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 16, 2015	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Payments to Acquire Businesses			$ 1,780
Core And Developed Technology [Member]
Business Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life		7 years
Liqxtal Technology Inc. [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses	$ 1,780
Ownership Percentage Acquired	64.00%
Losses included in the consolidated statements of income			$ 30